CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (438)	$ 1,454	$ 1,099
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	48	(32)	(23)
Changes in retirement plans’ funded status	(3)	(112)	477
Foreign currency translation	(735)	71	(317)
Share of other comprehensive income (loss) of entities using the equity method	20	(8)	(35)
Other comprehensive income (loss), net of tax	(670)	(81)	102
Comprehensive income (loss)	(1,108)	1,373	1,201
Less: Comprehensive income attributable to noncontrolling interests	59	29	25
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ (1,167)	$ 1,344	$ 1,176